Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Detailed Information About Current Liabilities And Noncurrent Liabilities Explanatory
	As at December 31
	2025	2024
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	41,014	22,347
Non-convertible debentures	76,427	58,222
Others	-	3,950
	117,441	84,519
Non-current liabilities
Loans from banks and others	1,142,116	726,625
Non-convertible debentures	509,587	455,955
	1,651,703	1,182,580

Total	1,769,144	1,267,099

Schedule of Composition of I.C. Power Loans from Banks and Others
	As at December 31,
	2025	2024
	$ Thousands
Debentures (1)
In shekels(1)	586,014	514,177

Loans from banks and others (2)
In shekels	1,183,130	752,922

	1,769,144	1,267,099

1.	Annual interest rates between 2.5% to 6.2% (2024: 2.5% to 6.2%).
2.	Hadera: Annual interest between 2.4% to 3.9% (for the linked loans) and between 3.6% to 5.4% (for the unlinked loans); OPC Israel: Annual interest of prime plus 0.3% to 0.4%

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2025	611,811	141,111	514,177	12,184
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	5,251
Receipt of loans	352,401	4,576	151,772	-
Repayment of debentures and loans	(28,087)	(17,801)	(152,732)	-
Interest paid	(37,604)	(530)	(13,877)	-

Net cash provided by/(used in) financing activities	286,710	(13,755)	(14,837)	5,251

Effect of changes in foreign currency exchange rates	103,808	1,084	67,605	(3,971)
Interest and CPI expenses	48,219	9,450	21,403	(2,088)
Changes in fair value, application of hedge accounting and other	(5,308)	-	(2,334)	1,666

Balance as at December 31, 2025	1,045,240	137,890	586,014	13,042

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2024	912,359	129,461	526,784	(14,905)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	2,105
Receipt of loans	534,710	28,380	52,349	-
Repayment of debentures and loans	(527,941)	(20,334)	(52,631)	-
Interest paid	(49,214)	(843)	(10,844)	-

Net cash (used in)/provided by financing activities	(42,445)	7,203	(11,126)	2,105

Effect of changes in foreign currency exchange rates	(18,364)	(4,619)	(21,360)	24,647
Interest and CPI expenses	71,534	9,066	24,194	(2,937)
Changes in fair value, application of hedge accounting and other	(310)	-	(4,315)	4,278
Business combination	(310,963)	-	-	(1,004)

Balance as at December 31, 2024	611,811	141,111	514,177	12,184